Taxes on Income (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Tax Credit Carryforward [Line Items]
Proceeds from company-owned life insurance policies	$ 0	$ 68.7	$ 68.7	$ 0	$ 0
Reduction in income tax expense due to resolution of federal tax matters		(5.0)	(8.2)	(1.8)	(0.1)
Decrease in income tax expense due to corporate-owned life insurance		17.2	17.2	0	0
Decrease in income tax expense for repatriation taxes			0	0	53.8
Valuation allowance against credit carryforwards			0	27.1
Unremitted earnings of foreign operations			170.0
Unrecognized tax benefits that, if recognized, would affect the effective tax rate			60.1	42.9	43.1
Benefits of interest, net of penalties included in income tax expense			5.9	5.6	0.2
Accrued interest and penalties receivable on income taxes			5.2	3.3
Federal [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards			4.5
State [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards			32.5
Foreign [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards			20.2
Tax credit carryforwards				37.9
Valuation allowance against credit carryforwards				27.1
Minimum [Member]
Tax Credit Carryforward [Line Items]
Unrecognized deferred tax liability on unremitted foreign earnings			25
Maximum [Member]
Tax Credit Carryforward [Line Items]
Unrecognized deferred tax liability on unremitted foreign earnings			$ 75